Financial Risk Management - Summary of Maximum Exposure to Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Financial Instruments [Line Items]
Cash and cash equivalents	$ 468,092	$ 336,197	$ 111,733	$ 34,765
FVPL	1,295	1,004
Trade and Other Receivables	240,446	190,966
Derivative Financial Instrument	1,206
Other Assets	56,789	1,339
Maximum exposure to credit risk	$ 767,828	$ 529,506